NET PREMIUMS EARNED - Insurance premiums (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross written premiums	[1]	S/ 3,641,917	S/ 3,606,774	S/ 3,361,204
Technical reserve adjustment		(781,460)	(747,035)	(748,142)
Total gross written premiums	[1]	2,860,457	2,859,739	2,613,062
Premiums ceded to reinsurers and co-insurers, net	[2]	(548,024)	(559,160)	(497,646)
Results of financial assets designated at fair value through profit and loss		115,627	93,664	(53,935)
Total Net premiums earned		2,428,060	2,394,243	2,061,481
Health insurance [Member]
Gross written premiums	[1]	584,068	571,006	554,517
Technical reserve adjustment		(22,366)	(22,843)	(18,383)
Total gross written premiums	[1]	561,702	548,163	536,134
Premiums ceded to reinsurers and co-insurers, net	[2]	(12,309)	(12,828)	(10,257)
Total Net premiums earned		549,393	535,335	525,877
Life insurance contracts [member]
Gross written premiums	[1]	2,036,713	1,984,279	1,821,867
Technical reserve adjustment		(754,480)	(738,421)	(677,708)
Total gross written premiums	[1]	1,282,233	1,245,858	1,144,159
Premiums ceded to reinsurers and co-insurers, net	[2]	(115,347)	(119,310)	(116,043)
Results of financial assets designated at fair value through profit and loss		115,627	93,664	(53,935)
Total Net premiums earned		1,282,513	1,220,212	974,181
General Insurance [Member]
Gross written premiums	[1]	1,021,136	1,051,489	984,820
Technical reserve adjustment		(4,614)	14,229	(52,051)
Total gross written premiums	[1]	1,016,522	1,065,718	932,769
Premiums ceded to reinsurers and co-insurers, net	[2]	(420,368)	(427,022)	(371,346)
Total Net premiums earned		S/ 596,154	S/ 638,696	S/ 561,423

[1]	This item includes earned premiums, reinsurance premiums accepted and coinsurance premiums accepted and received.
[2]	“Premiums ceded to reinsurers and coinsurers, net” include: